Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
9
.
Income
Taxes

The income tax expense in the consolidated statements of income for the years ended
December 31, 2019
and
2018
are as follows:

(dollars in thousands)	2019	2018
Current federal expense	$1,881	$2,727
Deferred federal expense	517	273
Federal income tax expense	2,398	3,000
Current state income tax expense	-	-
Federal and state income tax expense	$2,398	$3,000

The Company's income tax expense differs from amounts computed by applying the federal statutory rates to income before income taxes. A reconciliation of the differences for the years ended
December 31, 2019
and
2018
 is as follows:

(dollars in thousands)	2019	2018
Tax at federal income tax rate	$2,648	$3,133
Change resulting from:
Tax-exempt interest	(130)	(57)
Income in cash value of bank owned life insurance	(113)	(97)
Nondeductible merger expenses	39	9
Other	(46)	12
Provision for income taxes	$2,398	$3,000

The components of deferred income taxes for the years ended
December 31, 2019
and
2018
are as follows:

	2019	2018
(dollars in thousands)
Deferred Tax Assets
Allowance for loan losses	$1,624	$1,528
Other real estate	115	184
Deferred compensation	163	148
Core deposit intangible	-	1
Unrealized loss on securities available for sale	-	2,177
Goodwill	33	48
Restricted stock	9	2
Purchase accounting adjustments	633	-
Other	401	411
Nonaccrual interest	2	2
Gross deferred tax assets	2,980	4,501

Deferred Tax Liabilities
Premises and equipment	839	1,023
Unrealized gain on securities available for sale	96	-
Core deposit intangible	533	-
Other	7	6
Gross deferred tax liabilities	1,475	1,029

Net deferred tax assets	$1,505	$3,472